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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Michael Larson              Kirkland, Washington  February 13, 2006
   -------------------------------  --------------------  -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1
                                        --------------------

Form 13F Information Table Entry Total:   47
                                        --------------------

Form 13F Information Table Value Total: $3,540,199
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings] and list entries.]

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------    --------------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE
                             As of December 31, 2005

                                                                   AMOUNT AND TYPE OF
                                                                        SECURITY
                                                                   --------------------                          VOTING AUTHORITY
                                                        VALUE       SHARES/PRN           INVESTMENT   OTHER    ---------------------
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (X1000)        AMOUNT     SH/PRN  DISCRETION  MANAGERS  SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                 COM             002824100      136,826    3,470,100    SH      OTHER         1           3,470,100
AES CORP                    COM             00130H105        7,915      500,000    SH      OTHER         1             500,000
AGL RES INC                 COM             001204106       32,419      931,300    SH      OTHER         1             931,300
AMEREN CORP                 COM             023608102       68,615    1,339,100    SH      OTHER         1           1,339,100
AMERICA MOVIL S A DEC V     SPON ADR L SHS  02364W105       87,780    3,000,000    SH      OTHER         1           3,000,000
AON CORP                    COM             037389103       35,950    1,000,000    SH      OTHER         1           1,000,000
ARCHER DANIELS MIDLAND CO   COM             039483102       95,064    3,855,000    SH      OTHER         1           3,855,000
BAXTER INTL INC             COM             071813109       75,300    2,000,000    SH      OTHER         1           2,000,000
BP PLC                      SPONSORED ADR   055622104      288,990    4,500,000    SH      OTHER         1           4,500,000
BUNGE LIMITED               COM             G16962105       67,932    1,200,000    SH      OTHER         1           1,200,000
CANADIAN NATL RY CO         COM             136375102      176,810    2,210,400    SH      OTHER         1           2,210,400
CATERPILLAR INC DEL         COM             149123101       19,353      335,000    SH      OTHER         1             335,000
CHEVRON CORP NEW            COM             166764100       29,237      515,000    SH      OTHER         1             515,000
CINERGY CORP                COM             172474108       28,656      674,900    SH      OTHER         1             674,900
COCA COLA CO                COM             191216100       21,566      535,000    SH      OTHER         1             535,000
COCA COLA FEMSA S A DE CV   SPON ADR REPL   191241108       72,146    2,671,100    SH      OTHER         1           2,671,100
CONSOLIDATED EDISON INC     COM             209115104       68,846    1,486,000    SH      OTHER         1           1,486,000
COSTCO WHSL CORP NEW        COM             22160K105      224,841    4,545,000    SH      OTHER         1           4,545,000
DISNEY WALT CO              COM DISNEY      254687106        2,397      100,000    SH      OTHER         1             100,000
DOMINION RES INC VA NEW     COM             25746U109       45,517      589,600    SH      OTHER         1             589,600
DUKE ENERGY CORP            COM             264399106       13,725      500,000    SH      OTHER         1             500,000
EASTMAN KODAK CO            COM             277461109        2,340      100,000    SH      OTHER         1             100,000
EXPEDITORS INTL WASH INC    COM             302130109       33,687      499,000    SH      OTHER         1             499,000
EXXON MOBIL CORP            COM             30231G102      198,561    3,535,000    SH      OTHER         1           3,535,000
FEDEX CORP                  COM             31428X106       94,912      918,000    SH      OTHER         1             918,000
FOUR SEASONS HOTEL INC      LTD VTG SH      35100E104       90,995    1,829,050    SH      OTHER         1           1,829,050
FPL GROUP INC               COM             302571104       32,774      788,600    SH      OTHER         1             788,600
GREAT PLAINS ENERGY INC     COM             391164100       50,216    1,796,000    SH      OTHER         1           1,796,000
GREATER CHINA FD INC        COM             39167B102        1,770      135,700    SH      OTHER         1             135,700
GRUPO TELEVISA SA DE CV     SP ADR REP ORD  40049J206      119,736    1,487,400    SH      OTHER         1           1,487,400
HOME DEPOT INC              COM             437076102       37,849      935,000    SH      OTHER         1             935,000
HOSPIRA INC                 COM             441060100       14,845      347,010    SH      OTHER         1             347,010
INDIA FD INC                COM             454089103       23,107      581,600    SH      OTHER         1             581,600
JOHNSON & JOHNSON           COM             478160104       61,969    1,031,100    SH      OTHER         1           1,031,100
KOREA FD                    COM             500634100       17,362      487,700    SH      OTHER         1             487,700
LILLY ELI & CO              COM             532457108       53,081      938,000    SH      OTHER         1             938,000
MERCK & CO INC              COM             589331107      201,596    6,337,500    SH      OTHER         1           6,337,500
PFIZER INC                  COM             717081103       79,071    3,390,700    SH      OTHER         1           3,390,700
REPUBLIC SVCS INC           COM             760759100       33,795      900,000    SH      OTHER         1             900,000
SCHERING PLOUGH CORP        COM             806605101      229,631   11,013,500    SH      OTHER         1          11,013,500
SCHOLASTIC CORP             COM             807066105       32,787    1,150,000    SH      OTHER         1           1,150,000
SONY CORP                   ADR NEW         835699307        4,080      100,000    SH      OTHER         1            100,000
TYCO INTL LTD NEW           COM             902124106      130,678    4,528,000    SH      OTHER         1           4,528,000
UNIVISION COMMUNICATIONS
INC                         CL A            914906102        2,939      100,000    SH      OTHER         1             100,000
VIACOM INC                  CL B            925524308       32,600    1,000,000    SH      OTHER         1           1,000,000
WASTE MGMT INC DEL          COM             94106L109      187,933    6,192,201    SH      OTHER         1           6,192,201
WYETH                       COM             983024100      171,998    3,733,400    SH      OTHER         1           3,733,400



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